Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Tangible assets	$ 537,128	$ 520,811
Assets under construction	713	20,886
Intangible assets	153,062	155,834
Right-of-use assets	8,003	7,275
Net investment in the lease	0	190
Deferred tax assets	82	691
Intercompany receivable loan from parent (related party), net	0	69,833
Other assets	2,873	5,082
Total non-current assets	701,861	780,602
Current Assets
Inventories	8,611	9,901
Trade receivables	44,026	34,190
Contract assets	418	906
Prepayments and other assets	6,176	6,700
Cash and cash equivalents	32,580	74,870
Financial assets at amortized cost (related party)	0	5,244
Net Investment in the lease	0	110
Total current assets	91,811	131,921
Total Assets	793,672	912,523
Equity
Issued capital	20	20
Share premium	233,441	233,441
(Accumulated deficit)/ retained earnings	(81,353)	60,331
Total equity	152,108	293,792
Non-current liabilities
Interest-bearing loans and borrowings	516,374	517,791
Promissory note (related party)	10,000	0
Lease liabilities	7,656	6,945
Provisions	561	451
Deferred tax liabilities	10,495	8,583
Income tax payable	34	61
Other non-current liabilities	575	289
Total non-current liabilities	545,695	534,120
Current liabilities
Trade and other payables	62,325	58,889
Contract liabilities	1,473	2,011
Interest-bearing loans and borrowings	25,976	22,800
Promissory note (related party)	5,000	0
Lease liabilities	1,095	911
Total current liabilities	95,869	84,611
Total liabilities	641,564	618,731
Total equity and liabilities	$ 793,672	$ 912,523